Investments - Schedule of Master Trust Net Assets (Details) - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EBP, Master Trust [Line Items]
NET ASSETS AVAILABLE FOR BENEFITS	$ 31,341,000	$ 31,426,500	$ 44,963,800
Master Trust
EBP, Master Trust [Line Items]
Net assets held by Master Trust	2,172,436,100	1,909,315,300
Accrued interest and dividends	200	2,900
NET ASSETS AVAILABLE FOR BENEFITS	2,172,436,300	1,909,318,200
Plan's Interest in Master Trust
EBP, Master Trust [Line Items]
Net assets held by Master Trust	31,206,900	31,255,000
Accrued interest and dividends	0	0
NET ASSETS AVAILABLE FOR BENEFITS	31,206,900	31,255,000
Common stock | Master Trust
EBP, Master Trust [Line Items]
Net assets held by Master Trust	362,952,200	351,300,300
Common stock | Plan's Interest in Master Trust
EBP, Master Trust [Line Items]
Net assets held by Master Trust	3,535,400	4,103,100
Mutual funds | Master Trust
EBP, Master Trust [Line Items]
Net assets held by Master Trust	798,653,000	670,027,300
Mutual funds | Plan's Interest in Master Trust
EBP, Master Trust [Line Items]
Net assets held by Master Trust	22,715,200	21,903,300
U.S. government and other debt securities | Master Trust
EBP, Master Trust [Line Items]
Net assets held by Master Trust	1,015,200	1,276,600
U.S. government and other debt securities | Plan's Interest in Master Trust
EBP, Master Trust [Line Items]
Net assets held by Master Trust	0	0
Common/collective trust | Master Trust
EBP, Master Trust [Line Items]
Net assets held by Master Trust	996,769,100	877,940,000
Common/collective trust | Plan's Interest in Master Trust
EBP, Master Trust [Line Items]
Net assets held by Master Trust	4,956,300	5,248,600
Certificates of deposit | Master Trust
EBP, Master Trust [Line Items]
Net assets held by Master Trust	1,601,600	1,369,200
Certificates of deposit | Plan's Interest in Master Trust
EBP, Master Trust [Line Items]
Net assets held by Master Trust	0	0
Cash and money market funds | Master Trust
EBP, Master Trust [Line Items]
Net assets held by Master Trust	11,445,000	7,401,900
Cash and money market funds | Plan's Interest in Master Trust
EBP, Master Trust [Line Items]
Net assets held by Master Trust	$ 0	$ 0